Supplement dated January 31, 2022
to the Prospectus dated May 1, 2021, for
Protective Executive Benefits Registered VUL
Issued by
Protective Life Insurance Company
Protective COLI VUL

Supplement dated January 31, 2022
to the Prospectus dated September 30, 2021, for
Protective Executive Benefits Registered VUL NY
Issued by
Protective Life and Annuity Insurance Company
Protective NY COLI VUL

This Supplement amends certain information in your variable life insurance policy (“Policy”) prospectus (the “Prospectus”). Please read this Supplement carefully and keep it with your Prospectus for future reference.

The Great-West Large Cap Value Fund is closed to new Policies. Policies that currently hold the Fund may continue to allocate to that Fund.